Operations and Organization (Details)	Jun. 29, 2026	Mar. 21, 2024 USD ($) $ / shares shares
Schedule of Loans with Related Parties [Line Items]
Exchange consideration		$ 190,000,000
Net working capital		$ 4,000,000
Controlling interest	51.00%
Pubco Ordinary Share [Member]
Schedule of Loans with Related Parties [Line Items]
Ordinary share issued per share | $ / shares		$ 10
Business Combination Agreement [Member]
Schedule of Loans with Related Parties [Line Items]
Convertible promissory notes		$ 1,500,000
Business Combination Agreement [Member] | Class A Ordinary Shares [Member]
Schedule of Loans with Related Parties [Line Items]
Shares forfeited		200,000
Business Combination Agreement [Member] | Placement Units [Member]
Schedule of Loans with Related Parties [Line Items]
Number of shares exchanged | shares		479,000